Share Capital - Schedule of Regulatory Capital and Ratios (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure of Basel III captial disclosure [line items]
Common Equity Tier 1 (CET1) capital	$ 34,796	$ 33,751
Tier 1 capital	39,139	38,344
Total capital	44,568	44,202
Total risk-weighted assets (RWA)	$ 284,226	$ 272,814
CET1 ratio	12.20%	12.40%
Tier 1 capital ratio	13.80%	14.10%
Total capital ratio	15.70%	16.20%
Leverage ratio exposure	$ 906,566	$ 823,343
Leverage ratio	4.30%	4.70%
TLAC available	$ 82,510	$ 76,701
TLAC ratio	29.00%	28.10%
TLAC leverage ratio	9.10%	9.30%